UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

1292 Gower Road

 Glenville,  NY 12302

(Address of principal executive offices)

(Zip code)

James W. Denney

1292 Gower Rd
Glenville, NY 12302

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: November 30,2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Electric City Value Fund

			Schedule of Investments
			November 30, 2006 (Unaudited)
Shares/Principal Amount		Market	% of Net
		Value	Assets
COMMON STOCKS
Communications Services
4,000	XM Satellite Radio Holdings, Inc. *	$ 57,760	1.67%

Construction Services
1,000	Ashland, Inc.	67,610	1.95%

Eating and Drinking Places
1,500	McDonalds Corp.	62,955	1.82%

Electronic Connectors
3,500	Tyco International Ltd.	106,015	3.06%

Electronic & Other Electrical Equipment
3,000	General Electric Co.	105,840	3.05%

Fire, Marine, and Casualty Insurance
900	Allstate Corp.	57,132
30	Berkshire Hathaway Class B *	106,650
		163,782	4.72%

Househould Audio and Video Equipment
8,600	Rockford Corp. *	14,620	0.42%

Instruments for Measuring and Testing of Electricity
30,008	Electric & Gas Technology, Inc. *	18,005	0.52%

Investment Advice
2,500	Amvescap ADR	54,075
700	Value Line, Inc.	40,754
		94,829	2.74%

Lumber and Other Building Material
2,500	Home Depot, Inc.	94,925	2.74%

Miscellaneous Fabricated Textile Products
14,200	Decorator Industries, Inc.	121,410	3.50%

Motor Vehicle Parts & Accessories
3,000	Superior Industries International, Inc	59,190	1.71%

National Commercial Banks
1,800	Bank of America Corp.	96,930
1,500	Citigroup, Inc.	74,385
1,000	Community Bank System, Inc.	24,040
3,000	Partners Trust Financial Group, Inc.	33,990
470	Toronto Dominion Bank (Canada)	27,547
		256,892	7.41%

Natural Gas Transmission
1,755	National Grid PLC	119,077	3.44%

Paperboard Mills
10,550	Mod Pac Corp.*	116,050	3.35%

Plastics Material Synthetic Resins
17,900	Landec Corp. *	171,482	4.95%

Petroleum Refining
600	Marathon Oil Corp.	56,628	1.63%

Pharmaceuticals Preparations
2,500	Schering-Plough Corp.	55,025	1.59%

Prepackaged Software
6,500	Microsoft Corp.	190,840	5.51%

Primary Smelting & Refining of Nonferrous Metals
1,000	Phelps Dodge Corp.	123,000	3.55%

Savings Institutions, Federal
1,800	Washington Mutual, Inc.	78,624	2.27%

Services - Business Services
10,000	Onvia, Inc. *	60,000
272,400	Stockgroup Information Systems, Inc. *	110,322
		170,322	4.91%

Services - Personal Services
3,200	Steiner Leisure Ltd. *	143,360	4.14%

State Commercial Banks
980	TB Banknorth, Inc.	31,536	0.91%

Telephone and Telegraph Apparatus
8,000	Plantronics, Inc.	168,000	4.85%

Real Estate
3,000	Tejon Ranch Co. *	152,310	4.39%

Watches, Clocks, Clockwork Operated Devices & Parts
2,200	Movado Group, Inc.	55,022	1.59%

Water Transportation
1,800	Alexander & Baldwin, Inc.	79,470	2.29%

Women's, Misses' and Juniors' Outerwear
2,400	Liz Claiborne, Inc.	102,600	2.96%

Total for Common Stock (Cost $2,122,058)		3,037,179	87.61%

CASH AND EQUIVALENTS
425,191	Fidelity Money Market Portfolio Select Class 5.15% (Cost $425,191) (a)	425,191	12.27%

	Total Investments (Cost $2,547,249)	3,462,370	99.88%

	Other Assets Less Liabilties	4,156	0.12%

	Net Assets	$ 3,466,526	100.00%

* Non-income producing security during the period
(a) Variable rate security: the coupon rate shown represents the yield at November 30, 2006.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Electric City Value Fund
1. SECURITY TRANSACTIONS
At Novemeber 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,547,249 amounted to $915,121, which consisted of aggregate gross unrealized appreciation of
$1,012,188 and aggregate gross unrealized depreciation of $97,067.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date January 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date January 25, 2007

* Print the name and title of each signing officer under his or her signature.